Accumulated Other Comprehensive Income (Loss) and Other Comprehensive Income (Loss) - Schedule of Amounts Recorded in Accumulated Other Comprehensive Income (Loss), Net of Tax, and Changes within the Period (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at the beginning of the period	$ (73.7)	$ 66.3
Other comprehensive income (loss) before reclassifications	(32.7)	(137.7)
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	(11.6)	(2.3)
Other comprehensive income (loss) attributable to Axiall, net of tax	(44.3)	(140.0)	$ 88.2
Balance at the end of the period	(118.0)	(73.7)	66.3
Change in Foreign Currency Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at the beginning of the period	(20.4)	6.7
Other comprehensive income (loss) before reclassifications	(69.0)	(27.1)
Other comprehensive income (loss) attributable to Axiall, net of tax	(69.0)	(27.1)
Balance at the end of the period	(89.4)	(20.4)	6.7
Change in Derivative Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at the beginning of the period	(8.3)	(0.9)
Other comprehensive income (loss) before reclassifications	15.7	(7.4)
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	(6.9)
Other comprehensive income (loss) attributable to Axiall, net of tax	8.8	(7.4)
Balance at the end of the period	0.5	(8.3)	(0.9)
Change in Pension and OPEB Liability Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at the beginning of the period	(45.0)	60.5
Other comprehensive income (loss) before reclassifications	20.6	(103.2)
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	(4.7)	(2.3)
Other comprehensive income (loss) attributable to Axiall, net of tax	15.9	(105.5)
Balance at the end of the period	$ (29.1)	$ (45.0)	$ 60.5